Accounts receivable, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 6,201,327	¥ 43,587,890	¥ 23,714,517
Less: allowance of credit losses
Accounts receivable, net	$ 6,201,327	¥ 43,587,890	¥ 23,714,517